LOANS, NET - Composition of the gross credit balance (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LOANS, NET
Direct loans	S/ 114,807,958	S/ 109,960,624
Indirect loans, Note 21(a)	21,081,035	20,774,271
Banker's acceptances outstanding	535,222	967,968
Total	S/ 136,424,215	S/ 131,702,863